Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 240,848	$ 214,779
Total capital to risk weighted assets actual ratio (as a percent)	14.10%	15.00%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 136,588	$ 114,549
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 170,736	$ 143,186
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 219,483	$ 196,765
Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.90%	13.70%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 102,441	$ 57,450
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 136,588	$ 86,174
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	8.00%	6.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 219,483
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.90%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 76,831
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 110,978
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 219,483	$ 196,765
Tier 1 capital to average assets actual ratio (as a percent)	11.10%	10.60%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 79,361	$ 74,251
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%
Wilson Bank Holding Company [Member]
Total capital to risk weighted assets:
Total capital to risk weighted assets actual amount	$ 238,963	$ 213,447
Total capital to risk weighted assets actual ratio (as a percent)	14.00%	14.90%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 136,575	$ 114,602
Total capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 170,719	$ 143,253
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets actual amount	$ 217,600	$ 195,433
Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.80%	13.60%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 102,431	$ 57,480
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	6.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 136,575	$ 86,220
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	8.00%	6.00%
Common equity Tier 1 capital to risk weighted assets:
Common equity Tier 1 capital to risk weighted assets actual amount	$ 217,600
Common equity Tier 1 capital to risk weighted assets actual ratio (as a percent)	12.80%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 76,823
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio (as a percent)	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 110,967
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio (as a percent)	6.50%
Tier 1 capital to average assets:
Tier 1 capital to average assets actual amount	$ 217,600	$ 195,433
Tier 1 capital to average assets actual ratio (as a percent)	11.00%	10.50%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 79,354	$ 74,451
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized amount	$ 99,192	$ 93,063
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%